Shareholder Report, Holdings (Details)	Oct. 31, 2025
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 DIVERSIFIED BOND FUND - CLASS A | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
1290 DIVERSIFIED BOND FUND - CLASS A | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
1290 DIVERSIFIED BOND FUND - CLASS A | Non - US Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
1290 DIVERSIFIED BOND FUND - CLASS A | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 DIVERSIFIED BOND FUND - CLASS A | Asset-Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
1290 DIVERSIFIED BOND FUND - CLASS A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 DIVERSIFIED BOND FUND - CLASS A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 DIVERSIFIED BOND FUND - CLASS A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
1290 DIVERSIFIED BOND FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
1290 DIVERSIFIED BOND FUND - CLASS A | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
1290 DIVERSIFIED BOND FUND - CLASS I | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
1290 DIVERSIFIED BOND FUND - CLASS I | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
1290 DIVERSIFIED BOND FUND - CLASS I | Non - US Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
1290 DIVERSIFIED BOND FUND - CLASS I | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 DIVERSIFIED BOND FUND - CLASS I | Asset-Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
1290 DIVERSIFIED BOND FUND - CLASS I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 DIVERSIFIED BOND FUND - CLASS I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 DIVERSIFIED BOND FUND - CLASS I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
1290 DIVERSIFIED BOND FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
1290 DIVERSIFIED BOND FUND - CLASS I | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
1290 DIVERSIFIED BOND FUND - CLASS R | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
1290 DIVERSIFIED BOND FUND - CLASS R | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
1290 DIVERSIFIED BOND FUND - CLASS R | Non - US Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
1290 DIVERSIFIED BOND FUND - CLASS R | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 DIVERSIFIED BOND FUND - CLASS R | Asset-Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
1290 DIVERSIFIED BOND FUND - CLASS R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 DIVERSIFIED BOND FUND - CLASS R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 DIVERSIFIED BOND FUND - CLASS R | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
1290 DIVERSIFIED BOND FUND - CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
1290 DIVERSIFIED BOND FUND - CLASS R | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	12.29%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | 250M-1B
Holdings [Line Items]
Percent of Net Asset Value	31.26%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	17.64%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Greater Than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	38.81%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	12.90%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | 250M-1B
Holdings [Line Items]
Percent of Net Asset Value	31.26%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	17.64%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Greater Than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	38.81%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	12.29%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | 250M-1B
Holdings [Line Items]
Percent of Net Asset Value	31.26%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	17.64%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Greater Than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	38.81%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Advance Auto Parts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Telesat Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Astec Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Advance Auto Parts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Telesat Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Astec Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Advance Auto Parts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Telesat Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Astec Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
1290 HIGH YIELD BOND FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
1290 HIGH YIELD BOND FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
1290 HIGH YIELD BOND FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.96%
1290 HIGH YIELD BOND FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.69%
1290 HIGH YIELD BOND FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
1290 HIGH YIELD BOND FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
1290 HIGH YIELD BOND FUND CLASS I | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
1290 HIGH YIELD BOND FUND CLASS I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
1290 HIGH YIELD BOND FUND CLASS I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.96%
1290 HIGH YIELD BOND FUND CLASS I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.69%
1290 HIGH YIELD BOND FUND CLASS I | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
1290 HIGH YIELD BOND FUND CLASS I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
1290 High Yield Bond Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
1290 High Yield Bond Fund - Class R | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
1290 High Yield Bond Fund - Class R | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.96%
1290 High Yield Bond Fund - Class R | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.69%
1290 High Yield Bond Fund - Class R | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
1290 High Yield Bond Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
1290 Loomis Sayles Multi-Asset Income Fund - Class A | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
1290 Loomis Sayles Multi-Asset Income Fund - Class A | Total Equity-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 Loomis Sayles Multi-Asset Income Fund - Class A | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
1290 Loomis Sayles Multi-Asset Income Fund - Class A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 Loomis Sayles Multi-Asset Income Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Total Equity-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Total Equity-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 SMARTBETA EQUITY FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
1290 SMARTBETA EQUITY FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
1290 SMARTBETA EQUITY FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
1290 SMARTBETA EQUITY FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
1290 SMARTBETA EQUITY FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 SMARTBETA EQUITY FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 SMARTBETA EQUITY FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 SMARTBETA EQUITY FUND - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 SMARTBETA EQUITY FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 SMARTBETA EQUITY FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 SMARTBETA EQUITY FUND - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 SMARTBETA EQUITY FUND - CLASS I | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 SMARTBETA EQUITY FUND - CLASS I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS I | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 SMARTBETA EQUITY FUND - CLASS I | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
1290 SMARTBETA EQUITY FUND - CLASS I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 SMARTBETA EQUITY FUND - CLASS I | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 SMARTBETA EQUITY FUND - CLASS I | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 SMARTBETA EQUITY FUND - CLASS I | Europe EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
1290 SMARTBETA EQUITY FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
1290 SMARTBETA EQUITY FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
1290 SMARTBETA EQUITY FUND - CLASS R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
1290 SMARTBETA EQUITY FUND - CLASS R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
1290 SMARTBETA EQUITY FUND - CLASS R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 SMARTBETA EQUITY FUND - CLASS R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 SMARTBETA EQUITY FUND - CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 SMARTBETA EQUITY FUND - CLASS R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 SMARTBETA EQUITY FUND - CLASS R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 SMARTBETA EQUITY FUND - CLASS R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 SMARTBETA EQUITY FUND - CLASS R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 SMARTBETA EQUITY FUND - CLASS R | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 SMARTBETA EQUITY FUND - CLASS R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS R | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 SMARTBETA EQUITY FUND - CLASS R | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
1290 SMARTBETA EQUITY FUND - CLASS R | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 SMARTBETA EQUITY FUND - CLASS R | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 SMARTBETA EQUITY FUND - CLASS R | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 SMARTBETA EQUITY FUND - CLASS R | Europe EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
1290 SMARTBETA EQUITY FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
1290 SMARTBETA EQUITY FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
1290 SMARTBETA EQUITY FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
1290 SMARTBETA EQUITY FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
1290 SMARTBETA EQUITY FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 SMARTBETA EQUITY FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 SMARTBETA EQUITY FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 SMARTBETA EQUITY FUND - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 SMARTBETA EQUITY FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 SMARTBETA EQUITY FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 SMARTBETA EQUITY FUND - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 SMARTBETA EQUITY FUND - CLASS A | Cash and Other Assets Less Liabilities sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 SMARTBETA EQUITY FUND - CLASS A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS A | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 SMARTBETA EQUITY FUND - CLASS A | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
1290 SMARTBETA EQUITY FUND - CLASS A | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 SMARTBETA EQUITY FUND - CLASS A | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 SMARTBETA EQUITY FUND - CLASS A | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 SMARTBETA EQUITY FUND - CLASS A | Europe EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%

[1]	Less than 0.05%